Retirement Plans	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
(10) RETIREMENT PLANS

Retirement plans expense includes the following components:

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Defined benefit plans:
Service cost (benefits earned
during the period)	$51	52	55	24	30	27
Interest cost	175	172	172	45	50	50
Expected return on plan assets	(263)	(279)	(275)	(42)	(49)	(43)
Net amortization and other	122	147	168	20	22	19
Net periodic pension expense	85	92	120	47	53	53
Defined contribution plans	81	98	103	36	50	59
Total retirement plans expense	$166	190	223	83	103	112

For defined contribution plans, expense equals cash contributed. The Company has two small businesses that participate in multiemployer pension plans. Such participation is insignificant individually and in total. The annual cost for multiemployer plans is included in net periodic pension expense (as an element of defined contribution plans). Cash contributed was inconsequential in all years. The Company could potentially incur immaterial liabilities upon withdrawal from these plans, although it has no intention to do so. Additionally, as with participation in any multiemployer plan, there is a theoretical but remote possibility the Company could incur material liabilities should all other participating employers be unable to fund their obligations.

Reconciliations of the actuarial present value of the projected benefit obligations and of the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans		Non-U.S. Plans
	2011	2012	2011	2012
Projected benefit obligation, beginning	$3,466	3,644	1,061	960
Service cost	52	55	30	27
Interest cost	172	172	50	50
Actuarial (gain) loss	114	502	(125)	137
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	7	3	(3)	10
Projected benefit obligation, ending	$3,644	4,203	960	1,143

Fair value of plan assets, beginning	$3,206	3,182	714	690
Actual return on plan assets	29	595	—	100
Employer contributions	112	113	30	50
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	2	2	(1)	10
Fair value of plan assets, ending	$3,182	3,719	690	809

Net amount recognized in the balance sheet	$(462)	(484)	(270)	(334)

Amounts recognized in the balance sheet:
Noncurrent liability	$(462)	(484)	(270)	(334)
Accumulated other comprehensive pretax loss	$(1,659)	(1,674)	(240)	(308)

Approximately $244 of the $1,982 of losses deferred in accumulated other comprehensive income at September 30, 2012, will be amortized into earnings in 2013. As of September 30, 2012, retirement plans in total were underfunded by $818, which includes $353 of unfunded plans.

As of the plans' September 30, 2012 and 2011 measurement dates, the total accumulated benefit obligation was $5,010 and $4,345, respectively. Also, as of the plans' respective measurement dates, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for retirement plans with accumulated benefit obligations in excess of plan assets were $4,763, $4,504 and $3,947, respectively, for 2012, and $4,093, $3,907 and $3,380, respectively, for 2011.

Future benefit payments by U.S. plans are estimated to be $181 in 2013, $191 in 2014, $200 in 2015, $209 in 2016, $218 in 2017 and $1,212 in total over the five years 2018 through 2022. Based on foreign currency exchange rates as of September 30, 2012, future benefit payments by non-U.S. plans are estimated to be $45 in 2013, $47 in 2014, $51 in 2015, $53 in 2016, $56 in 2017 and $309 in total over the five years 2018 through 2022. The Company expects to contribute approximately $150 to its retirement plans in 2013.

The weighted-average assumptions used in the valuation of pension benefits were as follows:

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Net pension expense:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Expected return on plan assets	8.00%	8.00%	7.75%	5.9%	5.9%	5.9%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

Benefit obligations:
Discount rate	5.00%	4.75%	4.00%	4.6%	5.2%	4.1%
Rate of compensation increase	3.00%	3.00%	3.25%	3.5%	3.5%	3.4%

The discount rate for the U.S. retirement plans was 4.0 percent as of September 30, 2012. An actuarially determined, company-specific yield curve is used to determine the discount rate. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating the Company's asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past. Defined benefit pension plan expense for 2013 is expected to be approximately $230, versus $173 in 2012.

The Company's asset allocations at September 30, 2012 and 2011, and weighted-average target allocations are as follows:

	U.S. Plans			Non-U.S. Plans
	2011	2012	Target	2011	2012	Target
Equity securities	62%	64%	60-70%	50%	55%	50-60%
Debt securities	30%	27%	25-35%	32%	30%	25-35%
Other	8%	9%	3-10%	18%	15%	10-20%
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of plan assets is to secure participant retirement benefits while earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high yield element which is generally shorter in duration. A small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments for diversification, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited to exchange-traded futures contracts and is inconsequential.

The fair values of defined benefit plan assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820 as outlined in Note 1, follow:

	Level 1	Level 2	Level 3	Total	%
2012
U.S. equities	$926	559	129	1,614	35%
International equities	442	495	—	937	21%
Emerging market equities	68	197	—	265	6%
Corporate bonds	0	528	—	528	12%
Government bonds	0	551	—	551	12%
High yield bonds	0	148	—	148	3%
Other	183	181	121	485	11%
Total	$1,619	2,659	250	4,528	100%

2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291	—	767	20%
Emerging market equities	59	128	—	187	5%
Corporate bonds	—	522	—	522	14%
Government bonds	—	509	—	509	13%
High yield bonds	—	130	—	130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

Asset Classes
U.S. Equities reflects companies domiciled in the U.S., including multinational companies. International Equities is comprised of companies domiciled in developed nations outside the U.S. Emerging Market Equities is comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America. Corporate Bonds represent investment-grade debt of issuers primarily from the U.S. Government Bonds include investment-grade instruments issued by federal, state and local governments, primarily in the U.S. High Yield Bonds include non-investment-grade debt from a diverse group of developed market issuers. Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture and exchange-traded real estate funds, life insurance contracts (U.S.), and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

Fair Value Hierarchy Categories
Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily non-exchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either market-observed pricing for the underlying assets or broker/dealer quotation. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transferability restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the Other class, interests in mixed assets funds are Level 2, and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.

A reconciliation of the change in value for Level 3 assets follows:

	2011	2012
Beginning balance, October 1	$249	267
Gains (Losses) on assets held	34	9
Gains (Losses) on assets sold	(9)	(16)
Purchases, sales and settlements, net	(7)	(10)
Ending balance, September 30	$267	250